The Royce Funds
1414 Avenue of the Americas
New York, NY 10019
(212) 355-7311
(800) 221-4268

                                                        May 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	The Royce Fund File Nos. 002-80348

Gentlemen:

This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and is a certification that the prospectus and statement of additional information with respect to The Royce Fund does not differ from that which was filed electronically in the most recent post-effective amendment.

                                                        Sincerely,

                                                        /s/ John E. Denneen

                                                        John E. Denneen
                                                        General Counsel